Business combinations and capital reorganization - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands					12 Months Ended			21 Months Ended
	Mar. 16, 2022 EUR (€) € / shares shares	Mar. 16, 2022 USD ($) shares	Mar. 15, 2022	Mar. 26, 2021 agreement	Dec. 31, 2022 EUR (€) contract	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2022 EUR (€)	Jul. 29, 2022 EUR (€)	Jun. 07, 2022 EUR (€) agreement shares	Mar. 16, 2022 USD ($) $ / shares shares	Jul. 28, 2021
Disclosure of detailed information about business combination [line items]
Percentage of voting interest sold	100.00%										100.00%
Conversion of debt to equity	€ 101,931
Warrant liabilities					€ 1,296	€ 0		€ 1,296
Value of shares issued in exchange	€ 87,597				87,597
Share issue related cost					0	1,059	€ 0
Transaction costs					€ 7,190	€ 6,145
Share Capital increase on conversion (in shares) | shares	235,935,061	235,935,061
Exchange with shares no cash contribution made (in shares) | shares	1,902,702					1,902,702	1,902,702				1,902,702
Number of contracts obtained | contract					2
Purchase Option To Acquire MOMA
Disclosure of detailed information about business combination [line items]
Number of option agreements entered into | agreement				2						2
Consideration transferred										€ 0
MOMA
Disclosure of detailed information about business combination [line items]
Percentage of acquired				8.50%						100.00%
Cash and cash equivalents										€ 1,343
Percentage of remaining share capital acquired upon exercising its option rights				49.50%
Number of purchase and sale agreements entered into | agreement										2
Number of common stock shares acquired | shares										159,995
Cash consideration paid									€ 30,000	€ 30,000
Percent of total consideration									50.00%	50.00%
Consideration transferred										€ 59,986
Trade and other receivables										3,240
Current tax liabilities										(405)
Revenue of acquiree since acquisition date								3,108
Net profit								€ (2,189)
Revenues consolidated statements					€ 136,015
Net loss after tax					(302,605)
Transaction cost					248
MOMA | Trade receivables
Disclosure of detailed information about business combination [line items]
Trade and other receivables										2,642
Gross contractual amounts										2,642
Best estimate at acquisition date of not expected to be collected										0
MOMA | Other Receivables
Disclosure of detailed information about business combination [line items]
Trade and other receivables										€ 598
Oury-Heintz Energie Applications SA (OHEA)
Disclosure of detailed information about business combination [line items]
Percentage of acquired				100.00%
Mega-E
Disclosure of detailed information about business combination [line items]
Percentage of acquired												100.00%
Consideration transferred	€ 10,594
Equity interest issued and issuable	9,456
Contingent consideration	1,138
General and administrative expenses
Disclosure of detailed information about business combination [line items]
Share-based payment expenses					€ 158,714	€ 0	€ 0
Spartan
Disclosure of detailed information about business combination [line items]
Cash held in trust	9,987										$ 11,080
Fair value of assets (liabilities)	(71,117)
Cash and cash equivalents	10,079
Receivable balances	5,185
Warrant liabilities	42,253
Transaction costs capitalized	€ 44,128
Allego Holding
Disclosure of detailed information about business combination [line items]
Number of shares exchanged for shares in new company (in share) | shares	124	124
Mega-E Group | Subsidiaries Other Than GreenToWheel
Disclosure of detailed information about business combination [line items]
Interest in subsidiaries percentage			100.00%
Mega-E Group | GreenToWheel
Disclosure of detailed information about business combination [line items]
Interest in subsidiaries percentage			80.00%
Proportion of ownership interests held by non-controlling interests			20.00%
Oury-Heintz Energie Applications SA (OHEA) | Moma
Disclosure of detailed information about business combination [line items]
Interest in subsidiaries percentage				42.00%
Combined Company
Disclosure of detailed information about business combination [line items]
Percentage of acquired	100.00%										100.00%
Business combination agreement gross proceeds received	€ 146,035	$ 161,080
Proceeds from PIPE offering through issuance of common stock	€ 136,048	$ 150,000
Common stock issued price per share (in EURO and USD per share) | (per share)	€ 9.07										$ 10.00
Percentage of voting interest retained	82.00%										82.00%